UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer            New York, New York             May 14, 2010
----------------------          ----------------------       -----------------
     [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:        $18,591
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, L.P.

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


                                              FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED NONE
--------------                 --------        -----       --------  -------  --- ----  ----------      --------  -----  ------ ----
ALTISOURCE PORTFOLIO SOLNS S   REG SHS         L0175J104   1,924      85,885  SH        SHARED-DEFINED  1          85,885
COMPASS MINERALS INTL INC      COM             20451N101   6,257      77,991  SH        SHARED-DEFINED  1          77,991
COVANTA HLDG CORP              COM             22282E102   1,396      83,800  SH        SHARED-DEFINED  1          83,800
E TRADE FINANCIAL CORP         COM             269246104     722     436,703  SH        SHARED-DEFINED  1         436,703
FIRST AMERN CORP CALIF         COM             318522307     673      19,900  SH        SHARED-DEFINED  1          19,900
HUNTINGTON BANCSHARES INC      COM             446150104      54      10,000  SH        SHARED-DEFINED  1          10,000
KERYX BIOPHARMACEUTICALS INC   COM             492515101      96      35,186  SH        SHARED-DEFINED  1          35,186
LIBERTY MEDIA CORP NEW         LIB STAR COM A  53071M708     492       9,000  SH        SHARED-DEFINED  1           9,000
PHH CORP                       COM NEW         693320202   1,520      64,500  SH        SHARED-DEFINED  1          64,500
SEACOAST BKG CORP FLA          COM             811707306     839     496,700  SH        SHARED-DEFINED  1         496,700
STEWART INFORMATION SVCS COR   COM             860372101   4,616     334,524  SH        SHARED-DEFINED  1         334,524




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